Income Taxes (Details 2) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Property, plant and equipment	$ 4,337,161	$ 18,111
Income Tax [member]
Statement [Line Items]
Canadian operating tax losses carry-forward	25,041,650	23,419,560
Non-Canadian losses	53,000	53,000
Property, plant and equipment	1,465,890	1,316,520
Capital losses carry-forward	188,560	188,980
Share cost of issue	0	128,300
Canadian exploration and development tax pools	3,754,990	4,198,270
Unrecognized deferred tax assets	$ 30,504,090	$ 29,304,630